Revenue from collaboration agreements - Summary of Deferred revenue related to the collaboration agreements (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Current	€ 50,402	€ 46,600	€ 46,600
Non-current	48,225	85,475	€ 85,475
Total	€ 98,627	€ 132,075